Offerings - Offering: 1	Nov. 14, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares Preferred Shares Debt Securities Warrants Units Subscription Receipt
Maximum Aggregate Offering Price	$ 1,000,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 138,100
Offering Note

(1)	There are being registered under this registration statement, such indeterminate number of common shares, preferred shares, debt securities, warrants, units, and subscription receipts of the registrant, and a combination of such securities, as may be sold by the registrant from time to time, which collectively shall have an aggregate initial offering price not to exceed US$1,000,000,000. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. The securities registered hereunder also include such indeterminate number of each class of identified securities as may be issued upon conversion, exercise or exchange of any other securities that provide for such conversion into, exercise for or exchange into such securities, or pursuant to the anti-dilution provisions of any of such securities. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, this registration statement also covers any additional securities that may be offered or issued in connection with any stock splits, stock dividends or similar transactions. The proposed maximum offering price per unit will be determined from time to time by the registrant in connection with the sale of the securities under this registration statement.

(2)	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act.